Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment information and geographic data
Total revenue	$ 11,434	$ 5,293
Property, plant and equipment	5,042		$ 3,804
Switzerland [Member]
Segment information and geographic data
Total revenue	584	389
Property, plant and equipment	333		49
Rest of EMEA
Segment information and geographic data
Total revenue	3,309	818
Property, plant and equipment	4,709		$ 3,755
North America [Member]
Segment information and geographic data
Total revenue	5,655	3,196
Asia Pacific [Member]
Segment information and geographic data
Total revenue	1,886	795
Latin America [Member]
Segment information and geographic data
Total revenue		$ 95